STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATIONS
Net investment income	$ 2,762,066	$ 3,115,509	$ 3,069,913
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(13,819)	872,569	2,653,031
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	0	0	(711,130)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,748,247	3,988,078	5,011,814
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(4,391,616)	(3,695,445)	(3,812,777)
Net contributions (withdrawals) by Pruco Life Insurance Company	4,855,467	1,217,452	1,307,035
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	463,851	(2,477,993)	(2,505,742)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,212,098	1,510,085	2,506,072
NET ASSETS
Beginning of year	116,099,605	114,589,520	112,083,448
End of year	$ 119,311,703	$ 116,099,605	$ 114,589,520